Capital Stock (Details 1) - Stock options - $ / shares				1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 01, 2019	Dec. 11, 2018	Jun. 06, 2018	Nov. 24, 2017	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Opening balance					6,075,000	4,025,000	0
Granted	250,000	2,050,000	175,000	3,850,000	3,100,000	2,050,000	4,025,000
Forfeited					(400,000)	0
Closing balance					8,775,000	6,075,000	4,025,000
Weighted average exercise price, opening balance					$ 0.62	$ 0.65	$ 0
Weighted average exercise price, options granted	$ 0.93	$ 0.57	$ 0.47	$ 0.66	0.88	0.57	0.65
Weighted average exercise price, options cancelled					0.88	0
Weighted average exercise price, closing balance					$ 0.7	$ 0.62	$ 0.65